Identification and Activities of the Company and Subsidiaries (Details 1) - shares	Dec. 31, 2017	Dec. 31, 2016
The Bank of New York Mellon, ADRs [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	20.74%	22.56%
Sociedad de Inversiones Pampa Calichera S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	19.72%	19.72%
Inversiones El Boldo Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	17.36%	17.36%
Inversiones RAC Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	8.13%	8.13%
Potasios de Chile S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	6.91%	6.91%
Inversiones PCS Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	6.51%	6.51%
Inversiones Global Mining Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	3.34%	3.34%
Banco de Chile por Cuenta de Terceros no Residentes [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	3.19%
Banco Itau por Cuenta de Inversionistas [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	2.67%
Banco Santander por cuenta de inversionistas extranjeros [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	1.75%
Banco de Chile on behalf of non-resident third parties [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage		3.41%
Banco Itau on behalf of investors [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage		2.48%
Inversiones La Esperanza Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage		1.43%
Series A Stock [Member] | The Bank of New York Mellon, ADRs [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series A Stock [Member] | Sociedad de Inversiones Pampa Calichera S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	44,894,152	44,894,152
Number of Shares Outstanding, Ownership Percentage	31.43%	31.43%
Series A Stock [Member] | Inversiones El Boldo Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	29,330,326	29,330,326
Number of Shares Outstanding, Ownership Percentage	20.54%	20.54%
Series A Stock [Member] | Inversiones RAC Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	19,200,242	19,200,242
Number of Shares Outstanding, Ownership Percentage	13.44%	13.44%
Series A Stock [Member] | Potasios de Chile S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	18,179,147	18,179,147
Number of Shares Outstanding, Ownership Percentage	12.73%	12.73%
Series A Stock [Member] | Inversiones PCS Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	15,526,000	15,526,000
Number of Shares Outstanding, Ownership Percentage	10.87%	10.87%
Series A Stock [Member] | Inversiones Global Mining Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	8,798,539	8,798,539
Number of Shares Outstanding, Ownership Percentage	6.16%	6.16%
Series A Stock [Member] | Banco de Chile por Cuenta de Terceros no Residentes [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0
Number of Shares Outstanding, Ownership Percentage	0.00%
Series A Stock [Member] | Banco Itau por Cuenta de Inversionistas [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	19,125
Number of Shares Outstanding, Ownership Percentage	0.01%
Series A Stock [Member] | Banco Santander por cuenta de inversionistas extranjeros [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0
Number of Shares Outstanding, Ownership Percentage	0.00%
Series A Stock [Member] | Banco de Chile on behalf of non-resident third parties [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		0
Number of Shares Outstanding, Ownership Percentage		0.00%
Series A Stock [Member] | Banco Itau on behalf of investors [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		20,950
Number of Shares Outstanding, Ownership Percentage		0.01%
Series A Stock [Member] | Inversiones La Esperanza Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		3,711,598
Number of Shares Outstanding, Ownership Percentage		2.60%
Series B Stock [Member] | The Bank of New York Mellon, ADRs [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	54,599,961	59,373,011
Number of Shares Outstanding, Ownership Percentage	45.36%	49.32%
Series B Stock [Member] | Sociedad de Inversiones Pampa Calichera S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	7,007,688	7,007,688
Number of Shares Outstanding, Ownership Percentage	5.82%	5.82%
Series B Stock [Member] | Inversiones El Boldo Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	16,363,546	16,363,546
Number of Shares Outstanding, Ownership Percentage	13.59%	13.59%
Series B Stock [Member] | Inversiones RAC Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	2,202,773	2,202,773
Number of Shares Outstanding, Ownership Percentage	1.83%	1.83%
Series B Stock [Member] | Potasios de Chile S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series B Stock [Member] | Inversiones PCS Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	1,600,000	1,600,000
Number of Shares Outstanding, Ownership Percentage	1.33%	1.33%
Series B Stock [Member] | Inversiones Global Mining Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series B Stock [Member] | Banco de Chile por Cuenta de Terceros no Residentes [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	8,394,289
Number of Shares Outstanding, Ownership Percentage	6.97%
Series B Stock [Member] | Banco Itau por Cuenta de Inversionistas [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	7,017,504
Number of Shares Outstanding, Ownership Percentage	5.63%
Series B Stock [Member] | Banco Santander por cuenta de inversionistas extranjeros [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	4,593,336
Number of Shares Outstanding, Ownership Percentage	3.82%
Series B Stock [Member] | Banco de Chile on behalf of non-resident third parties [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		8,962,355
Number of Shares Outstanding, Ownership Percentage		7.45%
Series B Stock [Member] | Banco Itau on behalf of investors [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		6,502,217
Number of Shares Outstanding, Ownership Percentage		5.40%
Series B Stock [Member] | Inversiones La Esperanza Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		46,500
Number of Shares Outstanding, Ownership Percentage		0.04%